DECHERT PRICE & RHOADS
                              1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300


                                September 3, 1998


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20005

      Re:   The MainStay Funds
            File Nos. 33-2610 and 811-4550

Dear Sir/Madam:

            On behalf of The MainStay Funds, a registered management investment company (the "Trust"), we hereby certify that, pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), the forms of prospectuses that would have been filed under Rule 497(c) on behalf of the Trust do not differ from those contained in the Trust's most recent post-effective amendment, Post-Effective Amendment No. 48, filed August 28, 1998. The text of Post-Effective Amendment No. 48 was filed electronically (accession no. 0000950130-98-004280). The definitive form of the Trust's Statement of Additional Information is being filed pursuant to Rule 497(c) under the Act.

            Please do not hesitate to contact me at (202) 261-3409 or Jeffrey L. Steele at (202) 261-3314 if you have any questions regarding the attached filing.

                                   Sincerely,

                                    /s/ William J. Kotapish

                                    WILLIAM J. KOTAPISH